Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Going concern
Going concern
These unaudited Interim Statements have been prepared on the going concern basis of accounting. In assessing the appropriateness of the going concern assumption, management have stressed Shell’s most recent financial projections to incorporate a range of potential future outcomes by considering Shell’s principal risks, further potential downside pressures on commodity prices and cash preservation measures, including reduced future operating costs, capital expenditure and dividend distributions. This assessment confirmed that Shell has adequate resources to continue its operations for at least 12 months from the approval of the unaudited Condensed Consolidated Interim Financial Statements. Therefore, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these unaudited Condensed Consolidated Interim Financial Statements.

Significant estimates
Significant estimates
Future commodity price assumptions and management's view on the future development of refining margins represent a significant estimate and both were subject to change in the second quarter 2020, resulting in the recognition of impairments. The tax impact of impairments in the second quarter 2020 has been fully recognised in deferred tax positions as of June 30, 2020. See Note 7.

After finalisation of the operating plan later in 2020 the overall deferred tax position will be reviewed.

The retirement benefits remeasurements, recognised in the Consolidated Statement of Comprehensive Income, reflect the decrease in the weighted average discount rate applied caused by falling credit spreads and increasing market estimates of future inflation.

The discount rate applied to provisions is reviewed on a regular basis. Following the significant decrease in capital markets rates in 2020 the discount rate was reviewed and adjusted in the second quarter 2020. See footnote 3 to the Condensed Consolidated Balance Sheet.